Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 449,000	$ 1,992,000	$ 1,019,000	$ 3,460,000
Government of Chile
Total		135,000		135,000
Decentralized Autonomous Parish Government of San Antonio
Total			$ 1,019,000	1,019,000
Government of Ecuador
Total	270,000	$ 1,857,000		2,127,000
Municipal Government Of Quito
Total	91,000			91,000
Municipal Government Of Canton Morona
Total	$ 88,000			$ 88,000